TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE

14.	TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of allowances for doubtful accounts.  The provision for doubtful debts was $nil and $0.6 million for the years ended December 31, 2012 and 2011, respectively.